FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited)	March 31, 2022

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 96.8%
DOMESTIC EQUITY - 59.4%
iShares Trust:
iShares Russell 1000 Growth ETF	34,636	$9,615,993
iShares Russell 1000 Value ETF	57,164	9,488,081
iShares Russell 2000 ETF	13,211	2,711,822
Legg Mason ETF Investment Trust - Legg Mason Low Volatility High Dividend ETF	3,736,952	148,319,625	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	2,696,886	55,609,800	(a)
Franklin U.S. Small Cap Equity Fund, Class IS Shares	2,998,916	38,925,933	(a)
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	262,544	44,196,670	(a)
ClearBridge Appreciation Fund, Class IS Shares	2,615,578	83,436,927	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	706,260	46,620,197	(a)
Franklin U.S. Large Cap Equity Fund, Class IS Shares	6,164,423	122,178,861	(a)
The Royce Fund - Royce Pennsylvania Mutual Fund, Institutional Class Shares	3,593,607	31,659,677	(a)

TOTAL DOMESTIC EQUITY		592,763,586

FOREIGN FIXED INCOME - 14.0%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	14,440,614	138,196,672	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	39,531	2,073,006

TOTAL FOREIGN FIXED INCOME		140,269,678

DOMESTIC FIXED INCOME - 13.8%
iShares Trust - iShares Core U.S. Aggregate Bond ETF	26,871	2,877,884
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	11,220,192	134,978,913	(a)

TOTAL DOMESTIC FIXED INCOME		137,856,797

See Notes to Schedule of Investments.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2022 Quarterly Report	1

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

DESCRIPTION	SHARES	VALUE
FOREIGN EQUITY - 9.6%
iShares Trust - iShares MSCI EAFE ETF	37,241	$2,740,938
Legg Mason ETF Investment Trust - Legg Mason International Low Volatility High Dividend ETF	926,169	24,960,254	(a)
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares	242,372	14,537,479	(a)
Franklin International Equity Fund, Class IS Shares	2,347,613	39,040,793	(a)
Legg Mason Partners Investment Trust - ClearBridge International Value Fund, Class IS Shares	1,345,572	14,384,168	(a)

TOTAL FOREIGN EQUITY		95,663,632

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $807,281,976)		966,553,693

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.7%
S&P 500 Index, Put @ $3,500.00	12/16/22	25	$11,326,025	200,750
S&P 500 Index, Put @ $3,600.00	12/16/22	128	57,989,248	1,186,560
S&P 500 Index, Put @ $3,700.00	12/16/22	109	49,381,469	1,125,970
S&P 500 Index, Put @ $3,800.00	12/16/22	154	69,768,314	1,834,140
S&P 500 Index, Put @ $3,900.00	12/16/22	110	49,834,510	1,584,000
S&P 500 Index, Put @ $4,000.00	12/16/22	61	27,635,501	960,140
S&P 500 Index, Put @ $4,100.00	12/16/22	15	6,795,615	267,600

TOTAL PURCHASED OPTIONS (Cost - $11,030,527)				7,159,160

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $818,312,503)				973,712,853

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Government Cash Management, Institutional Shares	0.201%		23,169	23,169
Invesco Government & Agency Portfolio, Institutional Class	0.262%		4,104,775	4,104,775

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,127,944)				4,127,944

TOTAL INVESTMENTS - 97.9% (Cost - $822,440,447)				977,840,797
Other Assets in Excess of Liabilities - 2.1%				20,841,977

TOTAL NET ASSETS - 100.0%				$998,682,774

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

See Notes to Schedule of Investments.

2	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2022 Quarterly Report

FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
E-mini S&P	523	6/22	$111,079,316	$118,479,112	$(7,399,796)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2022 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in underlying funds that are mutual funds and exchange-traded funds (“ETFs”) managed by Legg Mason Partners Fund Advisor, LLC or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$966,553,693	—	—	$966,553,693
Purchased Options	7,159,160	—	—	7,159,160

Total Long-Term Investments	973,712,853	—	—	973,712,853

Short-Term Investments†	4,127,944	—	—	4,127,944

Total Investments	$977,840,797	—	—	$977,840,797

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$7,399,796	—	—	$7,399,796

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2022. The following transactions were effected in such Underlying Funds for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021
Underlying Funds		Purchased		Sold
		Cost	Shares	Cost	Shares
Legg Mason Low Volatility High Dividend ETF	$166,435,893	—	—	$12,502,770	420,827
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	62,904,849	—	—	7,145,637	371,643
Franklin U.S. Small Cap Equity Fund, Class IS Shares	42,341,550	—	—	1,149,439	84,955
ClearBridge Aggressive Growth Fund, Class IS Shares	48,631,149	—	—	258,926	1,426
ClearBridge Appreciation Fund, Class IS Shares	96,045,576	—	—	6,654,861	273,880
ClearBridge Large Cap Growth Fund, Class IS Shares	53,159,328	—	—	398,723	5,378
Franklin U.S. Large Cap Equity Fund, Class IS Shares	132,953,446	—	—	3,452,225	166,693
Royce Pennsylvania Mutual Fund, Institutional Class Shares	35,777,215	—	—	948,098	102,386
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	150,740,606	—	—	9,322,731	878,553
Western Asset Core Bond Fund, Class IS Shares	151,942,767	$722,769	58,355	5,691,987	428,000
Legg Mason International Low Volatility High Dividend ETF	28,276,308	—	—	3,899,141	140,459
ClearBridge International Growth Fund, Class IS Shares	16,864,988	—	—	121,576	1,800
Franklin International Equity Fund, Class IS Shares	44,705,350	—	—	2,779,099	166,749
ClearBridge International Value Fund, Class IS Shares	16,911,821	—	—	1,616,093	159,039

	$1,047,690,846	$722,769		$55,941,306

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Notes to Schedule of Investments (unaudited) (cont’d)

Underlying Funds (cont’d)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Legg Mason Low Volatility High Dividend ETF	$3,631,726	$327,218	—	—	$(5,613,498)	$148,319,625
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	474,363	—	—	—	(149,412)	55,609,800
Franklin U.S. Small Cap Equity Fund, Class IS Shares	(64,439)	—	—	—	(2,266,178)	38,925,933
ClearBridge Aggressive Growth Fund, Class IS Shares	(18,926)	—	—	—	(4,175,553)	44,196,670
ClearBridge Appreciation Fund, Class IS Shares	1,990,139	—	—	—	(5,953,788)	83,436,927
ClearBridge Large Cap Growth Fund, Class IS Shares	(43,723)	—	—	—	(6,140,408)	46,620,197
Franklin U.S. Large Cap Equity Fund, Class IS Shares	(202,225)	—	—	—	(7,322,360)	122,178,861
Royce Pennsylvania Mutual Fund, Institutional Class Shares	(48,098)	—	—	—	(3,169,440)	31,659,677
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	(817,730)	—	—	—	(3,221,203)	138,196,672
Western Asset Core Bond Fund, Class IS Shares	(386,988)	742,111	—	—	(11,994,636)	134,978,913
Legg Mason International Low Volatility High Dividend ETF	(162,123)	78,872	—	—	583,087	24,960,254
ClearBridge International Growth Fund, Class IS Shares	(6,576)	—	—	—	(2,205,933)	14,537,479
Franklin International Equity Fund, Class IS Shares	160,901	—	—	—	(2,885,458)	39,040,793
ClearBridge International Value Fund, Class IS Shares	213,907	—	—	—	(911,560)	14,384,168

	$4,720,208	$1,148,201	—	—	$(55,426,340)	$937,045,969

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